Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Borrowings [Abstract]
Schedule of Loans and Borrowings
	Annual Interest Rate	Maturity (Months)	As of December 31, 2022	As of December 31, 2023

Short-term borrowings:
China CITIC Bank	4.45% / 4.10%	March, 2023 / September, 2024	27,000,000	24,000,000
Bank of Ningbo	4.80%	June, 2023	10,000,000	-
Bank of Ningbo	4.80%	November, 2023	10,000,000	-
Bank of Ningbo	4.80%	December, 2023	14,000,000	-
Guolong Juntu Financial Leasing Co., Ltd	4.30%	January,2024	-	30,000,000
Guolong Juntu Financial Leasing Co., Ltd	4.10%	May,2024	-	20,000,000
Subtotal			61,000,000	74,000,000

Long-term loans and borrowings, current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	2,500,000	1,250,000
Subtotal			2,500,000	1,250,000

Long-term loans and borrowings, non-current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	1,250,000	-
Subtotal			1,250,000	-
Total			64,750,000	75,250,000

(1) During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.